UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04494

                                            The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                          Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

Third Quarter Report — September 30, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) per class AAA Share of The Gabelli Asset Fund increased 2.7% compared with an increase of 3.9% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)						Since Inception (3/3/86)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABAX)	2.72%	12.40%	13.04%	7.33%	8.51%	11.75%
S&P 500 Index	3.85	15.43	16.37	7.24	7.15	10.16(d)
Dow Jones Industrial Average	2.75	15.35	13.69	7.35	7.59	10.92(d)
Nasdaq Composite Index	10.01	16.45	18.62	10.15	9.92	9.08(d)
Class A (GATAX)	2.71	12.40	13.04	7.33	8.51	11.75
With sales charge (b)	(3.20)	5.94	11.71	6.69	8.08	11.52
Class C (GATCX)	2.51	11.55	12.20	6.53	7.83	11.40
With contingent deferred sales charge (c)	1.51	10.55	12.20	6.53	7.83	11.40
Class I (GABIX)	2.77	12.67	13.32	7.56	8.67	11.83

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)    (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)    Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)    Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)    The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Aerospace — 1.3%
525,000	Aerojet Rocketdyne Holdings Inc.†	$9,229,500
22,000	B/E Aerospace Inc.	1,136,520
5,000	Lockheed Martin Corp.	1,198,600
6,000	Northrop Grumman Corp.	1,283,700
2,066,100	Rolls-Royce Holdings plc	19,281,315
25,000	The Boeing Co.	3,293,500

		35,423,135

	Agriculture — 0.5%
236,000	Archer Daniels Midland Co.	9,952,120
21,000	Monsanto Co.	2,146,200
6,500	Potash Corp of Saskatchewan Inc.	106,080
25,000	The Mosaic Co.	611,500

		12,815,900

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	88,000

	Automotive — 0.7%
6,000	Ferrari NV	311,220
50,000	General Motors Co.	1,588,500
453,000	Navistar International Corp.†	10,369,170
93,000	PACCAR Inc.	5,466,540
3,000	Volkswagen AG	435,244

		18,170,674

	Automotive: Parts and Accessories — 3.9%
190,000	BorgWarner Inc.	6,684,200
100,000	Brembo SpA	5,965,019
93,000	CLARCOR Inc.	6,045,000
510,000	Dana Inc.	7,950,900
59,776	Federal-Mogul Holdings Corp.†	574,447
477,000	Genuine Parts Co.	47,914,650
77,500	Modine Manufacturing Co.†	919,150
52,500	O’Reilly Automotive Inc.†	14,705,775
37,000	Standard Motor Products Inc.	1,767,120
100,000	Superior Industries International Inc.	2,916,000
85,000	Tenneco Inc.†	4,952,950
45,000	Visteon Corp.	3,224,700

		103,619,911

	Aviation: Parts and Services —1.3%
1,900,000	BBA Aviation plc.	6,154,215
255,500	Curtiss-Wright Corp.	23,278,605
120,000	Kaman Corp.	5,270,400
40,000	KLX Inc.†	1,408,000

		36,111,220

	Broadcasting — 2.0%
297,103	CBS Corp., Cl. A, Voting	16,313,926
18,000	Cogeco Inc.	705,484
26,666	Corus Entertainment Inc., New York, Cl. B	247,460
13,334	Corus Entertainment Inc., Toronto, Cl. B	123,486

Shares		Market Value
120,000	ITV plc	$291,165
38,250	Liberty Broadband Corp., Cl. A†	2,683,620
127,682	Liberty Broadband Corp., Cl. C†	9,126,709
36,000	Liberty Media Group, Cl. A†	1,031,400
76,000	Liberty Media Group, Cl. C†	2,138,640
55,000	Liberty SiriusXM Group, Cl. A†	1,868,900
220,000	Liberty SiriusXM Group, Cl. C†	7,350,200
335,000	MSG Networks Inc., Cl. A†	6,234,350
10,000	Naspers Ltd., Cl. N	1,730,895
40,000	Sky plc	463,501
366,000	Television Broadcasts Ltd.	1,396,730
40,000	Tokyo Broadcasting System Holdings Inc.	619,693

		52,326,159

	Building and Construction — 1.4%
39,000	Assa Abloy AB, Cl. B	792,384
163,000	Fortune Brands Home & Security Inc.	9,470,300
77,000	Herc Holdings Inc.†	2,594,900
504,784	Johnson Controls International plc	23,487,613
14,500	Layne Christensen Co.†	123,395

		36,468,592

	Business Services — 3.4%
15,000	Ascent Capital Group Inc., Cl. A†	347,550
131,000	Blucora Inc.†	1,467,200
200,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,168,000
71,000	Ecolab Inc.	8,642,120
140,000	Fly Leasing Ltd., ADR	1,622,600
60,000	Landauer Inc.	2,668,800
310,000	Live Nation Entertainment Inc.†	8,518,800
145,000	Macquarie Infrastructure Corp.	12,069,800
209,000	MasterCard Inc., Cl. A	21,269,930
20,000	MOCON Inc.	314,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	146,820
164,000	The Brink’s Co.	6,081,120
925,000	The Interpublic Group of Companies Inc.	20,673,750
24,000	Vectrus Inc.†	365,520
64,000	Visa Inc., Cl. A	5,292,800

		90,648,810

	Cable and Satellite — 4.5%
161,000	AMC Networks Inc., Cl. A†	8,349,460
2,500	Cable One Inc.	1,460,000
10,000	Charter Communications Inc., Cl. A†	2,699,700
284,000	Comcast Corp., Cl. A	18,840,560
14,000	DigitalGlobe Inc.†	385,000
327,200	DISH Network Corp., Cl. A†	17,924,016
116,000	EchoStar Corp., Cl. A†	5,084,280
147,900	Liberty Global plc, Cl. A†	5,055,222
401,000	Liberty Global plc, Cl. C†	13,249,040
23,698	Liberty Global plc LiLAC, Cl. A†	653,828
49,933	Liberty Global plc LiLAC, Cl. C†	1,400,621
666,000	Rogers Communications Inc., New York, Cl. B	28,251,720

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
50,000	Rogers Communications Inc., Toronto, Cl. B	$2,121,270
174,000	Scripps Networks Interactive Inc., Cl. A	11,047,260
124,000	Shaw Communications Inc., New York, Cl. B	2,537,040
120,000	Shaw Communications Inc., Toronto, Cl. B	2,455,886

		121,514,903

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.	92,820
79,500	Royce Value Trust Inc.	1,006,470

		1,099,290

	Communications Equipment — 0.4%
312,000	Corning Inc.	7,378,800
52,000	Harris Corp.	4,763,720

		12,142,520

	Computer Hardware — 0.1%
15,000	Apple Inc.	1,695,750

	Computer Software and Services — 1.5%
5,300	Alphabet Inc., Cl. C†	4,119,637
6,400	CommerceHub Inc., Cl. A†	101,120
20,400	CommerceHub Inc., Cl. C†	324,564
136,000	Diebold Inc.	3,371,440
18,000	DST Systems Inc.	2,122,560
156,000	eBay Inc.†	5,132,400
51,500	Fidelity National Information Services Inc.	3,967,045
187,000	Hewlett Packard Enterprise Co.	4,254,250
265,000	Internap Corp.†	437,250
5,000	Microsoft Corp.	288,000
52,000	NCR Corp.†	1,673,880
7,992	NetScout Systems Inc.†	233,766
77,000	Rockwell Automation Inc.	9,420,180
133,000	Yahoo! Inc.†	5,732,300

		41,178,392

	Consumer Products — 4.9%
30,000	Brunswick Corp.	1,463,400
11,000	Christian Dior SE	1,971,545
80,000	Church & Dwight Co. Inc.	3,833,600
17,000	Coty Inc., Cl. A	399,500
431,000	Edgewell Personal Care Co.†	34,273,120
307,000	Energizer Holdings Inc.	15,337,720
3,400	Givaudan SA	6,918,991
30,000	Harley-Davidson Inc.	1,577,700
2,000	Hermes International	813,871
6,000	National Presto Industries Inc.	526,740
47,000	Reckitt Benckiser Group plc	4,425,744
100,000	Sally Beauty Holdings Inc.†	2,568,000
10,000	Svenska Cellulosa AB, Cl. A	297,011
42,000	Svenska Cellulosa AB, Cl. B	1,247,447
1,041,400	Swedish Match AB	38,214,286

Shares		Market Value
10,000	Syratech Corp.†	$30
4,000	The Estee Lauder Companies Inc., Cl. A	354,240
153,000	The Procter & Gamble Co.	13,731,750
65,000	Unilever plc, ADR	3,081,000
36,000	Wolverine World Wide Inc.	829,080

		131,864,775

	Consumer Services — 1.8%
5,000	Allegion plc	344,550
100,000	IAC/InterActiveCorp.	6,247,000
475,600	Liberty Interactive Corp QVC Group, Cl. A†	9,516,756
45,000	Liberty TripAdvisor Holdings Inc., Cl. A†	983,250
102,000	Liberty Ventures, Cl. A†	4,066,740
899,150	Rollins Inc.	26,327,112

		47,485,408

	Diversified Industrial — 4.3%
500	Acuity Brands Inc.	132,300
5,000	Anixter International Inc.†	322,500
356,700	Crane Co.	22,475,667
103,000	Eaton Corp. plc	6,768,130
137,400	Greif Inc., Cl. A	6,813,666
332,000	Honeywell International Inc.	38,707,880
20,000	HRG Group Inc.†	314,000
24,000	Ingersoll-Rand plc	1,630,560
250,000	ITT Inc.	8,960,000
30,000	Jardine Matheson Holdings Ltd.	1,818,300
127,500	Jardine Strategic Holdings Ltd.	4,169,250
152,000	Katy Industries Inc.†	72,200
245,000	Myers Industries Inc.	3,182,550
30,000	Pentair plc	1,927,200
13,000	Sulzer AG	1,359,547
182,000	Textron Inc.	7,234,500
330,000	Toray Industries Inc.	3,185,938
230,000	Trinity Industries Inc.	5,561,400
4,000	Waters Corp.†	633,960

		115,269,548

	Electronics — 1.9%
155,000	Cypress Semiconductor Corp.	1,884,800
15,000	Dolby Laboratories Inc., Cl. A	814,350
2,335	Fortive Corp.	118,851
8,000	Kyocera Corp., ADR	385,040
1,500	Mettler-Toledo International Inc.†	629,745
2,200	Samsung Electronics Co. Ltd., GDR	1,589,500
930,000	Sony Corp., ADR	30,885,300
40,000	TE Connectivity Ltd.	2,575,200
110,000	Texas Instruments Inc.	7,719,800
25,000	Thermo Fisher Scientific Inc.	3,976,500

		50,579,086

	Energy and Utilities — 3.8%
11,000	Anadarko Petroleum Corp.	696,960

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
130,000	BP plc, ADR	$4,570,800
116,000	Chevron Corp.	11,938,720
190,000	ConocoPhillips	8,259,300
50,000	CONSOL Energy Inc.	960,000
113,000	Devon Energy Corp.	4,984,430
4,000	Edison International	289,000
204,000	El Paso Electric Co.	9,541,080
97,500	EOG Resources Inc.	9,429,225
177,000	Exxon Mobil Corp.	15,448,560
130,000	GenOn Energy Inc., Escrow†	0
168,000	Halliburton Co.	7,539,840
65,000	Kinder Morgan Inc.	1,503,450
245,000	National Fuel Gas Co.	13,247,150
56,400	Oceaneering International Inc.	1,551,564
5,000	Phillips 66	402,750
50,000	Rowan Companies plc, Cl. A	758,000
20,000	Royal Dutch Shell plc, Cl. A, ADR	1,001,400
59,000	Southwest Gas Corp.	4,121,740
60,000	Spectra Energy Corp.	2,565,000
95,000	The AES Corp.	1,220,750
11,000	Wartsila OYJ Abp	495,141
320,000	Weatherford International plc†	1,798,400

		102,323,260

	Entertainment — 6.4%
195,500	Discovery Communications Inc., Cl. A†	5,262,860
535,000	Discovery Communications Inc., Cl. C†	14,075,850
755,000	Grupo Televisa SAB, ADR	19,395,950
17,500	Liberty Braves Group, Cl. A†	305,375
96,028	Liberty Braves Group, Cl. C†	1,668,967
158,071	Media General Inc.†	2,913,249
126,400	Starz, Cl. A†	3,942,416
137,133	The Madison Square Garden Co, Cl. A†	23,231,702
331,000	Time Warner Inc.	26,350,910
2,068,900	Twenty-First Century Fox Inc., Cl. A	50,108,758
93,000	Twenty-First Century Fox Inc., Cl. B	2,300,820
438,500	Viacom Inc., Cl. A	18,776,570
25,000	Viacom Inc., Cl. B	952,500
85,000	Vivendi SA	1,713,960

		170,999,887

	Environmental Services — 2.3%
629,300	Republic Services Inc.	31,748,185
58,000	Waste Connections Inc.	4,332,600
385,000	Waste Management Inc.	24,547,600

		60,628,385

	Equipment and Supplies — 7.3%
927,400	AMETEK Inc.	44,311,172
12,000	Amphenol Corp., Cl. A	779,040
10,000	AZZ Inc.	652,700

Shares		Market Value
94,000	CIRCOR International Inc.	$5,598,640
115,000	Crown Holdings Inc.†	6,565,350
166,000	CTS Corp.	3,087,600
4,670	Danaher Corp.	366,081
607,900	Donaldson Co. Inc.	22,692,907
575,000	Flowserve Corp.	27,738,000
57,000	Graco Inc.	4,218,000
399,400	IDEX Corp.	37,371,858
90,000	Interpump Group SpA	1,533,718
16,000	Lawson Products Inc.†	283,680
93,000	Manitowoc Foodservice Inc.†	1,508,460
136,000	Mueller Industries Inc.	4,409,120
13,000	SEACOR Holdings Inc.†	773,370
180,000	Sealed Air Corp.	8,247,600
93,000	The Manitowoc Co. Inc.	445,470
51,000	The Timken Co.	1,792,140
26,000	The Toro Co.	1,217,840
80,000	The Weir Group plc	1,762,754
23,500	Valmont Industries Inc.	3,162,395
262,000	Watts Water Technologies Inc., Cl. A	16,988,080

		195,505,975

	Financial Services — 9.8%
13,400	Alleghany Corp.†	7,035,268
73,000	AllianceBernstein Holding LP	1,664,400
540,600	American Express Co.	34,620,024
3,500	Ameriprise Financial Inc.	349,195
33,000	Argo Group International Holdings Ltd.	1,861,860
60,000	Bank of America Corp.	939,000
195	Berkshire Hathaway Inc., Cl. A†	42,162,900
59,700	BKF Capital Group Inc.†	40,599
47,000	Calamos Asset Management Inc., Cl. A	320,540
65,000	Citigroup Inc.	3,069,950
4,000	Credit Acceptance Corp.†	804,280
170,000	Fortress Investment Group LLC, Cl. A	839,800
132,000	GAM Holding AG	1,260,896
235,000	H&R Block Inc.	5,440,250
50,000	Interactive Brokers Group Inc., Cl. A	1,763,500
400,000	Janus Capital Group Inc.	5,604,000
247,300	JPMorgan Chase & Co.	16,467,707
92,459	Kinnevik AB, Cl. A	2,571,539
113,000	Kinnevik AB, Cl. B	2,882,035
249,750	KKR & Co. LP	3,561,435
314,000	Legg Mason Inc.	10,512,720
42,500	LendingTree Inc.†	4,118,675
35,000	Leucadia National Corp.	666,400
40,000	Loews Corp.	1,646,000
42,000	M&T Bank Corp.	4,876,200
117,000	Marsh & McLennan Companies Inc.	7,868,250
50,000	Northern Trust Corp.	3,399,500
150,000	PayPal Holdings Inc.†	6,145,500
30,000	Popular Inc.	1,146,600

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
134,200	State Street Corp.	$9,344,346
20,000	SunTrust Banks Inc.	876,000
52,000	T. Rowe Price Group Inc.	3,458,000
666,900	The Bank of New York Mellon Corp.	26,595,972
55,000	The Blackstone Group LP	1,404,150
13,500	The Goldman Sachs Group Inc.	2,177,145
120,000	The Hartford Financial Services Group Inc.	5,138,400
141,000	The PNC Financial Services Group Inc.	12,702,690
10,000	Value Line Inc.	162,400
12,500	W. R. Berkley Corp.	722,000
165,000	Waddell & Reed Financial Inc., Cl. A	2,996,400
527,200	Wells Fargo & Co.	23,344,416

		262,560,942

	Food and Beverage — 14.1%
962,400	Brown-Forman Corp., Cl. A	47,879,400
256,000	Brown-Forman Corp., Cl. B	12,144,640
46,000	Campbell Soup Co.	2,516,200
800,000	China Mengniu Dairy Co. Ltd.	1,485,225
34,000	Chr. Hansen Holding A/S.	2,021,153
25,000	Coca-Cola European Partners plc	997,500
16,500	Coca-Cola HBC AG	383,243
377,000	ConAgra Foods Inc.	17,760,470
35,000	Constellation Brands Inc., Cl. A	5,827,150
22,000	Core-Mark Holding Co. Inc.	787,600
40,000	Crimson Wine Group Ltd.†	346,000
233,000	Danone SA	17,288,051
423,100	Davide Campari-Milano SpA	4,767,177
296,000	Diageo plc, ADR	34,347,840
109,000	Dr Pepper Snapple Group Inc.	9,952,790
80,000	Farmer Brothers Co.†	2,844,000
310,000	Flowers Foods Inc.	4,687,200
41,000	Fomento Economico Mexicano SAB de CV, ADR	3,773,640
474,000	General Mills Inc.	30,279,120
2,200,000	Grupo Bimbo SAB de CV, Cl. A	5,820,601
10,000	Heineken Holding NV	801,851
104,500	Heineken NV	9,192,863
20,000	Heineken NV, ADR	877,200
5,000	Ingredion Inc.	665,300
160,000	ITO EN Ltd.	5,648,637
15,000	John Bean Technologies Corp.	1,058,250
80,000	Kellogg Co.	6,197,600
74,300	Kerry Group plc, Cl. A	6,113,001
448,000	Kikkoman Corp.	14,225,728
19,800	LVMH Moet Hennessy Louis Vuitton SE	3,376,403
175,000	Maple Leaf Foods Inc.	4,016,350
26,000	MEIJI Holdings Co. Ltd.	2,561,412
406,000	Mondelēz International Inc., Cl. A	17,823,400
245,000	Morinaga Milk Industry Co. Ltd.	1,949,756
60,000	Nestlé SA	4,727,741

Shares		Market Value
170,000	NISSIN FOODS HOLDINGS CO. LTD.	$10,276,614
250,000	Parmalat SpA	662,218
170,000	PepsiCo Inc.	18,490,900
68,000	Pernod Ricard SA	8,047,495
128,000	Post Holdings Inc.†	9,877,760
93,000	Remy Cointreau SA	7,936,744
10,000	SABMiller plc	582,616
115,912	Snyder’s-Lance Inc.	3,892,325
17,000	Suntory Beverage & Food Ltd.	729,254
15,000	The Kraft Heinz Co.	1,342,650
82,000	The Coca-Cola Co.	3,470,240
34,000	The Hain Celestial Group Inc.†	1,209,720
21,000	The J.M. Smucker Co.	2,846,340
29,000	The WhiteWave Foods Co.†	1,578,470
375,000	Tingyi (Cayman Islands) Holding Corp.	434,158
162,000	Tootsie Roll Industries Inc.	5,966,460
10,000	Tyson Foods Inc., Cl. A	746,700
100,000	United Natural Foods Inc.†	4,004,000
200,300	Yakult Honsha Co. Ltd.	8,967,625

		376,206,781

	Health Care — 5.0%
15,000	Adeptus Health Inc., Cl. A†	645,750
50,000	Akorn Inc.†	1,363,000
176,000	Alere Inc.†	7,610,240
31,500	Allergan plc†	7,254,765
17,000	AmerisourceBergen Corp.	1,373,260
45,500	Amgen Inc.	7,589,855
20,000	AngioDynamics Inc.†	350,800
55,372	Baxter International Inc.	2,635,707
10,000	Becton, Dickinson and Co.	1,797,300
11,000	Biogen Inc.†	3,443,330
5,000	Bio-Rad Laboratories Inc., Cl. A†	819,050
825,000	BioScrip Inc.†	2,384,250
75,000	Boston Scientific Corp.†	1,785,000
125,000	Bristol-Myers Squibb Co.	6,740,000
17,000	Cepheid†	895,730
71,000	Chemed Corp.	10,015,970
35,000	Cigna Corp.	4,561,200
26,000	CONMED Corp.	1,041,560
45,000	DaVita Inc.†	2,973,150
30,000	Eli Lilly & Co.	2,407,800
46,000	Endo International plc†	926,900
44,000	Exactech Inc.†	1,189,320
10,000	Express Scripts Holding Co.†	705,300
20,000	Gerresheimer AG	1,699,188
60,000	HCA Holdings Inc.†	4,537,800
28,200	Henry Schein Inc.†	4,596,036
17,000	Humana Inc.	3,007,130
40,000	Indivior plc	158,907
71,500	Johnson & Johnson	8,446,295
98,356	Kindred Healthcare Inc.	1,005,198

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
5,000	Laboratory Corp of America Holdings†	$687,400
20,000	McKesson Corp.	3,335,000
3,000	Mead Johnson Nutrition Co.	237,030
15,000	Medtronic plc	1,296,000
145,000	Merck & Co. Inc.	9,049,450
40,000	Mylan NV†	1,524,800
30,432	Orthofix International NV†	1,301,577
30,000	Owens & Minor Inc.	1,041,900
42,000	Patterson Companies Inc.	1,929,480
44,000	Quidel Corp.†	971,960
400	Regeneron Pharmaceuticals Inc.†	160,808
75,000	Roche Holding AG, ADR	2,322,750
32,000	Stryker Corp.	3,725,120
81,396	Tenet Healthcare Corp.†	1,844,433
10,000	UnitedHealth Group Inc.	1,400,000
140,000	William Demant Holding A/S†	2,857,919
94,001	Wright Medical Group NV†	2,305,840
21,000	Zimmer Biomet Holdings Inc.	2,730,420
15,000	Zoetis Inc.	780,150

		133,461,828

	Hotels and Gaming — 1.3%
17,000	Accor SA	674,317
62,000	Belmond Ltd., Cl. A†.	788,020
15,000	Churchill Downs Inc.	2,195,250
350,000	Genting Singapore plc	192,491
45,000	Hyatt Hotels Corp., Cl. A†	2,214,900
89,000	Interval Leisure Group Inc.	1,528,130
75,000	Las Vegas Sands Corp.	4,315,500
4,750,000	Mandarin Oriental International Ltd.	6,198,750
395,000	MGM Resorts International†	10,281,850
2,000,000	The Hongkong & Shanghai Hotels Ltd.	1,985,457
60,000	Universal Entertainment Corp.†	1,769,735
10,000	Wyndham Worldwide Corp.	673,300
14,000	Wynn Resorts Ltd.	1,363,880

		34,181,580

	Machinery — 3.2%
121,500	Caterpillar Inc.	10,785,555
1,350,000	CNH Industrial NV, New York	9,747,000
218,600	CNH Industrial NV, Brsaltaliana	1,564,253
274,000	Deere & Co.	23,385,900
45,000	Mueller Water Products Inc., Cl. A	564,750
740,000	Xylem Inc.	38,813,000

		84,860,458

	Manufactured Housing and Recreational Vehicles — 0.1%
31,500	Cavco Industries Inc.†	3,120,075
20,000	Nobility Homes Inc.†	325,000
32,500	Skyline Corp.†	444,925

		3,890,000

Shares		Market Value
	Metals and Mining — 2.0%
56,000	Agnico Eagle Mines Ltd.	$3,034,080
400,000	Alcoa Inc.	4,056,000
234,000	Barrick Gold Corp.	4,146,480
30,000	Cliffs Natural Resources Inc.†	175,500
90,000	Franco-Nevada Corp.	6,288,300
160,000	Freeport-McMoRan Inc.	1,737,600
60,000	Kinross Gold Corp.†	252,600
24,000	New Hope Corp. Ltd.	32,328
535,000	Newmont Mining Corp.	21,020,150
124,000	Royal Gold Inc.	9,601,320
84,000	Silver Wheaton Corp.	2,270,520
6,000	TimkenSteel Corp.†.	62,700
186,000	Turquoise Hill Resources Ltd.†	552,420

		53,229,998

	Publishing — 1.0%
1,500	Graham Holdings Co., Cl. B	722,055
56,000	Meredith Corp.	2,911,440
143,000	News Corp., Cl. A	1,999,140
120,000	News Corp., Cl. B	1,706,400
128,000	S&P Global Inc.	16,199,680
210,442	The E.W. Scripps Co., Cl. A†	3,346,028
10,000	The New York Times Co., Cl. A	119,500

		27,004,243

	Real Estate — 0.3%
16,500	Brookfield Asset Management Inc., Cl. A	580,470
330	Brookfield Business Partners LP	8,722
104,000	Griffin Industrial Realty Inc.	3,295,760
241,000	The St. Joe Co.†	4,429,580

		8,314,532

	Real Estate Investment Trusts — 0.4%
70,000	Forest City Realty Trust Inc., Cl. A	1,619,100
14,422	Host Hotels & Resorts Inc.	224,551
85,000	Ryman Hospitality Properties Inc.	4,093,600
120,000	Weyerhaeuser Co.	3,832,800

		9,770,051

	Retail — 3.4%
88,000	Aaron’s Inc.	2,236,960
114,000	AutoNation Inc.†	5,552,940
69,000	Costco Wholesale Corp.	10,523,190
245,000	CST Brands Inc.	11,782,050
264,000	CVS Health Corp.	23,493,360
117,000	Hertz Global Holdings Inc.†	4,698,720
40,000	HSN Inc.	1,592,000
274,000	J.C. Penney Co. Inc.†	2,526,280
450,000	Lianhua Supermarket Holdings Ltd., Cl. H†	172,889
150,000	Macy’s Inc.	5,557,500
50,000	Murphy USA Inc.†	3,568,000
55,100	Penske Automotive Group Inc.	2,654,718
14,857	Rush Enterprises Inc., Cl. B†	361,174

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
50,000	The Cheesecake Factory Inc.	$2,503,000
34,000	The Home Depot Inc.	4,375,120
128,000	The Kroger Co.	3,799,040
29,000	Walgreens Boots Alliance Inc.	2,337,980
135,000	Whole Foods Market Inc.	3,827,250

		91,562,171

	Specialty Chemicals — 2.1%
15,000	Ashland Global Holdings Inc.	1,739,250
205,000	Chemtura Corp.†	6,726,050
611,000	Ferro Corp.†	8,437,910
91,200	General Chemical Group Inc.†	1,186
165,000	H.B. Fuller Co.	7,667,550
123,000	International Flavors & Fragrances Inc.	17,585,310
395,000	OMNOVA Solutions Inc.†	3,333,800
11,000	Praxair Inc.	1,329,130
122,000	Sensient Technologies Corp.	9,247,600
32,000	SGL Carbon SE†	375,291
1,500	Valvoline Inc.†	35,235

		56,478,312

	Telecommunications — 2.2%
36,000	CenturyLink Inc.	987,480
1,335,000	Cincinnati Bell Inc.†	5,446,800
175,000	Deutsche Telekom AG, ADR	2,938,250
30,000	Hellenic Telecommunications Organization SA	262,865
25,000	Hellenic Telecommunications Organization SA, ADR	108,750
75,200	Level 3 Communications Inc.†	3,487,776
68,607	Loral Space & Communications Inc.†	2,683,220
6,000	Orange SA, ADR	93,480
215,000	Sprint Corp.†	1,425,450
3,007,800	Telecom Italia SpA†	2,496,955
175,000	Telecom Italia SpA, ADR†	1,450,750
39,981	Telefonica Brasil SA, ADR	578,525
267,401	Telefonica SA, ADR	2,695,402
991,510	Telephone & Data Systems Inc.	26,949,242
230,000	Telesites SAB de CV†	129,888
120,000	Verizon Communications Inc.	6,237,600
30,000	VimpelCom Ltd., ADR	104,400

		58,076,833

	Transportation — 0.6%
305,000	GATX Corp.	13,587,750
4,000	Kansas City Southern	373,280
45,000	Providence and Worcester Railroad Co.	1,115,100

		15,076,130

Shares		Market Value
	Wireless Communications — 0.8%
115,000	America Movil SAB de CV, Cl. L, ADR	$1,315,600
14,000	Millicom International Cellular SA	730,800
59,000	Millicom International Cellular SA, SDR	3,060,451
208,000	NTT DoCoMo Inc.	5,255,125
20,000	Tim Participacoes SA, ADR	244,800
70,000	T-Mobile US Inc.†	3,270,400
173,000	United States Cellular Corp.†	6,286,820

		20,163,996

	TOTAL COMMON STOCKS	2,672,797,435

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%	613,836

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†	200

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
255,000	Kinder Morgan Inc., expire 05/25/17†	3,953

	Hotels and Gaming — 0.0%
200,000	The Indian Hotels Co. Ltd., expire 05/14/18†(a)	392,000

	TOTAL WARRANTS	395,953

	TOTAL INVESTMENTS — 100.0% (Cost $1,120,109,441)	$2,673,807,424

	Aggregate tax cost	$1,133,156,288

	Gross unrealized appreciation	$1,583,818,885
	Gross unrealized depreciation	(43,167,749)

	Net unrealized appreciation/depreciation	$1,540,651,136

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of the Rule 144A security amounted to $392,000 or 0.01% of total investments.

†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	—	—	$88,000	$ 88,000
Consumer Products	$ 131,864,745	—	30	131,864,775
Diversified Industrial	115,197,348	$72,200	—	115,269,548
Energy & Utilities	102,323,260	—	0	102,323,260
Financial Services	262,520,343	40,599	—	262,560,942
Manufactured Housing and Recreational Vehicles	3,565,000	325,000	—	3,890,000
Specialty Chemicals	56,477,126	1,186	—	56,478,312
Other Industries (a)	2,000,322,598	—	—	2,000,322,598
Total Common Stocks	2,672,270,420	438,985	88,030	2,672,797,435
Preferred Stocks (a)	613,836	—	—	613,836
Rights (a)	—	—	200	200
Warrants (a)	3,953	392,000	—	395,953
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,672,888,209	$830,985	$88,230	$2,673,807,424

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At September 30, 2016, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q316QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
(principal executive officer)

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
(principal executive officer)

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
(principal financial officer)

Date	11/23/2016

* Print the name and title of each signing officer under his or her signature.